Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net, consists of the following:
	December 31, 2023	December 31, 2022
Transportation equipment	$1,253,545	$1,103,604
Office equipment	152,230	107,504
Electronic equipment	267,120	199,420
Leasehold improvements	240,149	368,012
Subtotal	1,913,044	1,778,540
Less: accumulated depreciation	(1,031,768)	(1,058,966)
Property and equipment, net	$881,276	$719,574